C18 Provisions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Provisions

Provisions

	Restructuring	Customer related	Suppliers related	Warranty	Other	Total
2017
Opening balance	4,163	74	134	248	1,738	6,357
Additions	5,448	4,105	1,885	242	799	12,479
Reversal of excess amounts	–207	—	–90	–2	–63	–362
Negative effect on Income statement						12,117
Utilization/Cash out	–5,327	–1,532	–262	–267	–833	–8,221
Reclassifications	1	–10	–50	5	–59	–113
Translation difference	–35	5	–4	–1	–159	–194

Closing balance	4,043	2,642	1,613	225	1,423	9,946

2016
Opening balance	1,466	92	182	528	1,570	3,838
Additions	5,271	51	82	267	675	6,346
Reversal of excess amounts	–130	–6	–69	–207	–277	–689
Negative effect on Income statement						5,657
Utilization/Cash out	–2,440	–64	–64	–365	–220	–3,153
Reclassifications	1	–3	—	9	–15	–8
Translation difference	–5	4	3	16	5	23

Closing balance	4,163	74	134	248	1,738	6,357